Exhibit 99.23

Client Name:
Client Project Name:	JPMMT 2018-10
Start - End Dates:	6/8/2018 - 8/14/2018
Deal Loan Count:	8
Report Run Date:

Rating Agency ATR QM Data Fields

Loans in Report:	8

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status
300788680	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	1195	XXX	4.6567	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete
300804744	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	15932.5	XXX	4.8789	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete
300791070	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	1295	XXX	4.5167	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete
300850169	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	1095	XXX	4.6473	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete
300806428	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	0	XXX	4.7797	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	Complete
300789570	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	5402.46	XXX	4.565	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0	Complete
300785381	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	8525.95	XXX	4.725	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0	Complete
300823206	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	9458.6	XXX	4.8039	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete

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